Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Current assets
Cash and cash equivalents	$ 63,972	$ 43,551
Trade accounts receivable, net	4,365	2,346
Due from related parties (Note 4)	667	0
Above market acquired charters (Note 6)	612	0
Prepayments and other assets	1,376	1,259
Inventories	2,740	2,333
Total current assets	73,732	49,489
Fixed assets
Vessels, net (Note 5)	1,176,819	959,550
Total fixed assets	1,176,819	959,550
Other non-current assets
Trade accounts receivable, net	0	848
Above market acquired charters (Note 6)	130,770	47,720
Deferred charges, net	5,451	2,021
Restricted cash (Notes 2, 7)	15,000	10,500
Total non-current assets	1,328,040	1,020,639
Total assets	1,401,772	1,070,128
Current liabilities
Current portion of long-term debt (Note 7)	5,400	0
Trade accounts payable	7,519	4,776
Due to related parties (Note 4)	13,686	17,447
Derivative instruments (Note 8)	0	467
Accrued liabilities (Note 9)	5,387	2,781
Deferred revenue (Note 4)	6,936	10,302
Total current liabilities	38,928	35,773
Long-term liabilities
Long-term debt (Note 7)	577,915	458,365
Deferred revenue	3,503	2,162
Total long-term liabilities	581,418	460,527
Total liabilities	620,346	496,300
Commitments and contingencies (Note 17)	0	0
Partners' capital
General Partner	9,250	9,049
Limited Partners - Common (88,440,710 and 69,372,077 units issued and outstanding at December 31, 2013 and 2012, respectively)	559,155	425,497
Limited Partners - Preferred (18,922,221 and 15,555,554 Class B units issued and outstanding at December 31, 2013 and 2012, respectively)	213,021	139,744
Accumulated other comprehensive loss (Notes 2, 8)	0	(462)
Total partners' capital	781,426	573,828
Total liabilities and partners' capital	$ 1,401,772	$ 1,070,128